Operations - Additional information (Details) R$ in Thousands, $ in Thousands				12 Months Ended
	Dec. 07, 2020 BRL (R$) shares	Dec. 07, 2020 USD ($) shares	Dec. 13, 2019 shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 BRL (R$) shares	Jul. 01, 2020 shares
Percentage of Ownership held by holding company				55.40%	55.40%
Number of shares issued new shares (in shares)						42,553,192
Proceeds from the issuance of shares | R$				R$ (1,412,930)		R$ (4,504,826)
Transactions costs from proceeds from the issuance of shares | R$				R$ 1,649		R$ 22,824
Class A Common Share
Number of shares issued (in shares)	31,654,894	31,654,894	72,510,641				22,465,733
Number of shares issued new shares (in shares)	7,130,435	7,130,435	42,553,192			42,553,192
Number of shares issued, existing shares (in shares)	24,524,459	24,524,459	29,957,449
Shares issued to underwriters (in shares)			10,876,596				2,930,313
Aggregate number of shares issued in public offering (in shares)			83,387,237
Shares issued price per share (in USD per share)	39.00	39.00		27.00	27.00		42.50
Proceeds from the issuance of shares	R$ 1,444,530	$ 283,087		R$ 4,705,803	$ 1,148,936
Underwriting discounts and commissions | R$	31,599			200,977
Other offering expenses | R$	7,271			44,726
Equity issuance costs recognized in income statement | R$	5,622			21,902
Transactions costs from proceeds from the issuance of shares | R$	R$ 1,649			R$ 22,824